Business Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Financial Information For Each Segment
The following tables show certain financial information as of and for the years ended December 31, 2015, 2014, and 2013 for each segment and in total.

(in thousands)	Total	Elimination	BOHR	Mortgage	Corporate
Year Ended December 31, 2015
Net interest income (loss)	$61,615	$—	$62,495	$704	$(1,584)
Provision for loan losses	(600)	—	(626)	26	—
Net interest income (loss)
after provision for loan losses	61,015	—	61,869	730	(1,584)
Noninterest income	31,636	(335)	14,222	20,014	(2,265)
Noninterest expense	90,267	(335)	72,232	16,638	1,732
Income (loss) before provision
for income taxes (benefit)	2,384	—	3,859	4,106	(5,581)
Provision for income taxes (benefit)	(92,312)	—	(92,417)	103	2
Net income (loss)	94,696	—	96,276	4,003	(5,583)
Net income attributable to
non-controlling interest	1,741	—	—	1,741	—
Net income (loss) attributable to
Hampton Roads Bankshares, Inc.	$92,955	$—	$96,276	$2,262	$(5,583)
Total assets at December 31, 2015	$2,065,940	$(103,437)	$2,086,367	$73,901	$9,109

(in thousands)	Total	Elimination	BOHR	Mortgage	Corporate
Year Ended December 31, 2014
Net interest income (loss)	$60,045	$—	$61,015	$517	$(1,487)
Provision for loan losses	(218)	—	(140)	(78)	—
Net interest income (loss)
after provision for loan losses	59,827	—	60,875	439	(1,487)
Noninterest income	26,793	(285)	15,958	11,542	(422)
Noninterest expense	76,814	(285)	61,812	11,020	4,267
Income (loss) before provision
for income taxes (benefit)	9,806	—	15,021	961	(6,176)
Provision for income taxes (benefit)	6	—	(8)	31	(17)
Net income (loss)	9,800	—	15,029	930	(6,159)
Net income attributable to
non-controlling interest	471	—	—	471	—
Net income (loss) attributable to
Hampton Roads Bankshares, Inc.	$9,329	$—	$15,029	$459	$(6,159)
Total assets at December 31, 2014	$1,988,606	$(65,634)	$2,009,567	$34,644	$10,029

(in thousands)	Total	Elimination	BOHR	Mortgage	Corporate
Year Ended December 31, 2013
Net interest income (loss)	$63,501	$—	$64,637	$720	$(1,856)
Provision for loan losses	(1,000)	—	(1,000)	—	—
Net interest income (loss)
after provision for loan losses	62,501	—	63,637	720	(1,856)
Noninterest income	31,315	(229)	16,677	15,832	(965)
Noninterest expense	88,151	(229)	72,021	13,144	3,215
Income (loss) before provision
for income taxes (benefit)	5,665	—	8,293	3,408	(6,036)
Provision for income taxes (benefit)	(90)	—	(438)	344	4
Net income (loss)	5,755	—	8,731	3,064	(6,040)
Net income attributable to
non-controlling interest	1,679	—	—	1,679	—
Net income (loss) attributable to
Hampton Roads Bankshares, Inc.	$4,076	$—	$8,731	$1,385	$(6,040)
Total assets at December 31, 2013	$1,950,272	$(71,828)	$1,966,875	$37,003	$18,222